STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NEW YORK 10038-4982

June 9, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:          The Alger Funds

(Registration Nos:  33-04959 and 811-01355)

Ladies and Gentlemen:

On behalf of the above-referenced registrant (the “Registrant”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 84 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), which is being filed in order to (i) revise the investment strategies of Alger Growth Opportunities Fund (to be renamed Alger Small Cap Focus Fund) (the “Fund”), (ii) change the Fund’s benchmark index and (iii) change the Fund’s fundamental investment policy regarding concentration of investments.  The prospectus and statement of additional information (“SAI”) included in the Amendment are marked to show changes from the prospectus and SAI filed in Post-Effective Amendment No. 83 to the Registration Statement.

The Fund’s investment objective remains to seek long-term capital appreciation.  The Fund will now invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, as reported by the index as of the most recent quarter-end.  In addition, the Fund will invest at least 25% of its total assets in technology companies focused in the fields of medicine and information.  For this purpose, technology companies are defined as companies engaged in the following industries:  information technology services; biotechnology; health care technology; communications equipment; electronic equipment, instruments and components; health care equipment and supplies; internet software and services; life sciences tools and services; software; health care providers and services; technology hardware, storage and peripherals; pharmaceuticals; and semiconductors and semiconductor equipment.

On June 8, 2015, the Registrant, on behalf of the Fund, filed a definitive proxy statement on Schedule 14A for a special meeting of shareholders of the Fund (the “Special Meeting”) to approve changing the Fund’s fundamental investment policy regarding concentration of investments (the “Concentration Policy Change”), which is necessary before the Fund can concentrate its investments in technology companies.  The Registrant anticipates receiving Fund shareholder approval of the Concentration Policy Change prior to the effectiveness of the Amendment; accordingly, the Amendment reflects the Concentration Policy Change.

The Registrant intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file the consent of the Registrant’s independent registered public accounting firm and to make certain other revisions.  The Registrant’s Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.2966 or Gary L. Granik of Stroock & Stroock & Lavan LLP, counsel to the Registrant, at 212.806.5790 if you have any questions or comments.

Very truly yours,

/s/ Hal Liebes
Hal Liebes

cc:           Gary L. Granik

June 9, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:          The Alger Funds

(Registration Nos:  33-04959 and 811-01355)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant, on behalf of Alger Growth Opportunities Fund, acknowledges the following:

•                  the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•                  Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•                  the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE ALGER FUNDS

By:	/s/ Hal Liebes
Hal Liebes
President